LOANS TO THIRD PARTIES (Details)	1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Sep. 30, 2015 USD ($) Item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan repayment from third parties				$ 11,595,052
Cash used to fund loans to third parties				$ 26,442,729
Galassia [Member] | Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount of loans to third party		$ 17,000,000
Third party loan, interest rate		10.00%
Period from the date of the repayment demand notice for loan repayment				3 months
Loan repayment from third parties	$ 3,700,000
Beijing ShenLanZhiGuang Co., Ltd. [Member] | Loan agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loan agreements | Item			2
Cash used to fund loans to third parties			$ 1,400,000